UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER:            811-21547
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:            Calamos Global Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:            (630) 245-7200
DATE OF FISCAL YEAR END:            October 31, 2008
DATE OF REPORTING PERIOD:          July 31, 2008

Global Total Return Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (29.1%)
		Consumer Discretionary (10.2%)
1,809,000		DIRECTV Financing Company, Inc. μ 8.375%, 03/15/13	$1,876,838
878,000		Expedia, Inc.- 7.456%, 08/15/18	851,660
878,000		General Motors Corp. μ 7.200%, 01/15/11	579,480
1,646,000		Goodyear Tire & Rubber Company μ 7.857%, 08/15/11	1,641,885
1,756,000		Liberty Media Corp.- 8.250%, 02/01/30	1,564,264
1,756,000		Mandalay Resort Group μ 7.625%, 07/15/13	1,448,700
2,634,000		McDonald’s Corp.- 5.350%, 03/01/18	2,584,636
1,756,000		Royal Caribbean Cruises, Ltd. μ 7.500%, 10/15/27	1,360,900
1,756,000		Service Corp. International μ 7.500%, 04/01/27	1,444,310

			13,352,673

		Consumer Staples (5.8%)
2,634,000		Anheuser-Busch Companies, Inc.- 5.000%, 03/01/19	2,288,561
1,317,000		Del Monte Foods Company μ 8.625%, 12/15/12	1,353,218
2,634,000		Diageo, PLC- 5.500%, 09/30/16	2,574,393
		Pilgrim’s Pride Corp. μ
1,317,000		8.375%, 05/01/17	1,014,090
439,000		7.625%, 05/01/15	373,150

			7,603,412

		Energy (0.6%)
658,000		Petróleo Brasileiro, SA μ 8.375%, 12/10/18	768,215

		Financials (0.6%)
808,000		Leucadia National Corp μ 8.125%, 09/15/15	809,010

		Health Care (1.2%)
1,580,000		HCA, Inc. μ 9.250%, 11/15/16	1,631,350

		Industrials (3.3%)
2,634,000		General Electric Company- 5.250%, 12/06/17	2,556,487
1,580,000		H&E Equipment Service, Inc. μ 8.375%, 07/15/16	1,366,700
$360,000		SPX Corp.* μ 7.625%, 12/15/14	368,550

			4,291,737

		Information Technology (1.9%)
2,371,000		SunGard Data Systems, Inc. μ 9.125%, 08/15/13	2,436,202

		Materials (1.4%)
1,756,000		Mosaic Company* μ 7.625%, 12/01/16	1,852,580

		Telecommunication Services (3.4%)
1,493,000		Citizens Communications Company μ 9.000%, 08/15/31	1,328,770
2,634,000		Verizon Communications, Inc.- 5.500%, 04/01/17	2,531,092
658,000		Windstream Corp.- 8.625%, 08/01/16	669,515

			4,529,377

		Utilities (0.7%)
878,000		TXU Corp.* μ 10.250%, 11/01/15	882,390

		TOTAL CORPORATE BONDS (Cost $40,728,636)	38,156,946

CONVERTIBLE BONDS (19.7%)
		Consumer Discretionary (1.2%)
650,000	EUR	Adidas, AG μ 2.500%, 10/08/18	1,583,392

		Energy (7.3%)
3,400,000		Petroleum Geo-Services, ASA μ 2.700%, 12/03/12	2,979,250
2,700,000		SeaDrill, Ltd μ 3.625%, 11/08/12	2,924,228
1,700,000		Subsea 7, Inc. μ 2.800%, 06/06/11	1,823,250
1,700,000		Transocean, Inc. μ 1.625%, 12/15/37	1,825,375

			9,552,103

		Financials (1.6%)
2,000,000		Banco Espirito Santo, SA μ 1.250%, 02/26/11	2,055,000

		Health Care (1.5%)
1,800,000		Teva Pharmaceutical Industries, Ltd. μ 1.750%, 02/01/26	1,991,250

		Industrials (1.3%)
1,175,000		Quanta Services, Inc.* μ
		3.750%, 04/30/26	1,759,562

		Information Technology (5.2%)
		Cap Gemini, SA μ
2,000,000	EUR	1.000%, 01/01/12	1,472,499
1,800,000	EUR	2.500%, 01/01/10	1,488,850
4,000,000		Intel Corp. μ 2.950%, 12/15/35	3,895,000

			6,856,349

See accompanying Notes to Schedule of Investments

Global Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Telecommunication Services (1.6%)
1,700,000		NII Holdings, Inc. μ 2.750%, 08/15/25	$2,127,125

		TOTAL CONVERTIBLE BONDS (Cost $26,096,035)	25,924,781

SYNTHETIC CONVERTIBLE SECURITIES (4.7%)
Corporate Bonds (4.0%)
		Consumer Discretionary (1.4%)
251,000		DIRECTV Financing Company, Inc. μ 8.375%, 03/15/13	260,412
122,000		Expedia, Inc.- 7.456%, 08/15/18	118,340
122,000		General Motors Corp μ 7.200%, 01/15/11	80,520
229,000		Goodyear Tire & Rubber Company μ 7.857%, 08/15/11	228,428
244,000		Liberty Media Corp.- 8.250%, 02/01/30	217,358
244,000		Mandalay Resort Group μ 7.625%, 07/15/13	201,300
366,000		McDonald’s Corp.- 5.350%, 03/01/18	359,141
244,000		Royal Caribbean Cruises, Ltd. μ 7.500%, 10/15/27	189,100
244,000		Service Corp. International μ 7.500%, 04/01/27	200,690

			1,855,289

		Consumer Staples (0.8%)
366,000		Anheuser-Busch Companies, Inc.- 5.000%, 03/01/19	318,001
183,000		Del Monte Foods Company μ 8.625%, 12/15/12	188,032
366,000		Diageo, PLC- 5.500%, 09/30/16
			357,717
		Pilgrim’s Pride Corp. μ
183,000		8.375%, 05/01/17	140,910
61,000		7.625%, 05/01/15	51,850

			1,056,510

		Energy (0.1%)
92,000		Petróleo Brasileiro, SA μ 8.375%, 12/10/18	107,410

		Financials (0.1%)
112,000		Leucadia National Corp. μ 8.125%, 09/15/15	112,140

		Health Care (0.2%)
220,000		HCA, Inc. μ 9.250%, 11/15/16	227,150

		Industrials (0.4%)
366,000		General Electric Company- 5.250%, 12/06/17	355,229
220,000		H&E Equipment Service, Inc. μ 8.375%, 07/15/16	190,300
50,000		SPX Corp.* μ 7.625%, 12/15/14	51,188

			596,717

		Information Technology (0.2%)
329,000		SunGard Data Systems, Inc. μ 9.125%, 08/15/13	338,047

		Materials (0.2%)
244,000		Mosaic Company* μ 7.625%, 12/01/16	257,420

		Telecommunication Services (0.5%)
207,000		Citizens Communications Company μ 9.000%, 08/15/31	184,230
366,000		Verizon Communications, Inc.- 5.500%, 04/01/17	351,701
92,000		Windstream Corp.- 8.625%, 08/01/16	93,610

			629,541

		Utilities (0.1%)
122,000		TXU Corp.* μ
		10.250%, 11/01/15	122,610

		TOTAL CORPORATE BONDS	5,302,834

NUMBER OF
CONTRACTS			VALUE

Options (0.7%)
		Industrials (0.2%)
130	CHF	ABB, Ltd.#
		Call, 06/18/10, Strike $24.00	96,625
90		Alliant Techsystems, Inc.#
		Call, 01/17/09, Strike $110.00	31,950
165		Honeywell International, Inc.#
		Call, 01/17/09, Strike $55.00	43,312
30	EUR	MAN, AG#
		Call, 12/18/09, Strike $84.00	25,597
35	EUR	Siemens, AG#
		Call, 12/18/09, Strike $76.00	76,160

			273,644

		Information Technology (0.4%)
110		Apple, Inc.#
		Call, 01/17/09, Strike $190.00	100,925
235		Cisco Systems, Inc.#
		Call, 01/17/09, Strike $30.00	4,700
415		eBay, Inc.#
		Call, 01/16/10, Strike $25.00	218,913

See accompanying Notes to Schedule of Investments

Global Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

40		Google, Inc.#
		Call, 01/17/09, Strike $710.00	$11,000
130		QUALCOMM, Inc.#
		Call, 01/16/10, Strike $45.00	200,525

			536,063

		Materials (0.1%)
130	CAD	Teck Cominco, Ltd.#
		Call, 01/16/10, Strike $46.00	126,007

		TOTAL OPTIONS	935,714

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $7,952,851)	6,238,548

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (13.3%)
		Consumer Staples (0.6%)
20,000		Archer Daniels Midland Company μ 6.250%	780,000

		Financials (5.2%)
14,000		American International Group, Inc. μ 8.500%	805,280
2,700		Bank of America Corp. μ 7.250%	2,519,100
60,000		Citigroup, Inc. μ 6.500%	2,647,500
1,000		SLM Corp. μ 7.250%	887,375

			6,859,255

		Health Care (2.7%)
30	EUR	Bayer, AG@
		6.625%	3,494,456

		Materials (4.8%)
47,000		Cia Vale do Rio Doce μ 5.500%	2,720,125
450	CHF	Givaudan, SA μ 5.375%	3,562,498

			6,282,623

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,920,558)	17,416,334

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (1.4%)
		Energy (0.6%)
15,300		Bank of America Corp. (Noble Corp.)* μ 12.000% 12/26/08	833,391

		Information Technology (0.8%)
20,500		Credit Suisse Group (QUALCOMM, Inc.)* μ 12.000% 12/24/08	1,068,665

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $1,963,509)	1,902,056

NUMBER OF
SHARES			VALUE

COMMON STOCKS (65.9%)
		Consumer Discretionary (0.9%)
20,000		Nike, Inc. μ	1,173,600

		Consumer Staples (6.9%)
100,000	GBP	British American Tobacco, PLC μ	3,608,745
24,000		Coca-Cola Company μ	1,236,000
18,000	EUR	InBev, NV μ	1,206,420
70,000	CHF	Nestle Holdings, Inc. μ	3,070,547

			9,121,712

		Energy (4.8%)
250,000	GBP	BP, PLC μ	2,565,857
16,000	CAD	Canadian Natural Resources, Ltd. μ	1,250,217
30,000		Chevron Corp. μ	2,536,800

			6,352,874

		Financials (13.7%)
105,000	AUD	Australian Stock Exchange, Ltd. μ	3,386,415
96,000	EUR	EFG Eurobank Ergasias μ	2,381,653
40,000		JPMorgan Chase & Company μ	1,625,200
135,000	AUD	QBE Insurance Group, Ltd. μ	2,849,835
140,000	GBP	Schroders, PLC μ	2,653,835
625,000	SGD	Singapore Exchange, Ltd. μ	3,071,967
65,000	GBP	Standard Chartered, PLC μ	1,978,996

			17,947,901

		Health Care (12.5%)
29,000		Alcon, Inc. μ	5,000,470
63,000	AUD	CSL, Ltd. μ	2,037,012
37,000		Johnson & Johnson μ	2,533,390
60,000		Merck & Company, Inc. μ	1,974,000
38,000	DKK	Novo Nordisk, AS - B Shares μ	2,409,416
72,000		Pfizer, Inc. μ	1,344,240
6,000	CHF	Roche Holding, AG μ	1,108,571

			16,407,099

		Industrials (5.3%)
41,000	CHF	ABB, Ltd.# μ	1,074,879
215,000	GBP	BAE Systems, PLC μ	1,907,817
80,000	JPY	Komatsu, Ltd. μ	1,986,739
16,000	EUR	Siemens, AG μ	1,955,094

			6,924,529

See accompanying Notes to Schedule of Investments

Global Total Return Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Information Technology (20.3%)
80,000	GBP	Autonomy Corp. PLC μ#	$1,685,492
37,000	JPY	Canon, Inc. μ	1,691,094
130,000		Dell, Inc.# μ	3,194,100
90,000		Infosys Technologies, Ltd. μ	3,545,100
34,000		Microsoft Corp. μ	874,480
15,000	JPY	Nintendo Company, Ltd. μ	7,277,789
175,000	EUR	Nokia Corp. μ	4,776,180
37,000	EUR	SAP, AG μ	2,142,418
240,000	HKD	Vtech Holdings μ	1,457,375

			26,644,028

		Telecommunication Services (1.5%)
38,000		America Movil, SA de CV μ	1,918,620

		TOTAL COMMON STOCKS (Cost $77,279,086)	86,490,363

NUMBER OF
CONTRACTS			VALUE

PUT OPTIONS (3.8%)
		Financials (3.8%)
		SPDR Trust Series 1#
3,750		Put, 08/16/08, Strike $133.00	2,409,375
2,615		Put, 08/16/08, Strike $132.00	1,444,787
1,600		Put, 12/20/08, Strike $128.50	1,200,000

		TOTAL PUT OPTIONS (Cost $2,763,187)	5,054,162

NUMBER OF
SHARES			VALUE

INVESTMENT IN AFFILIATED FUND (6.8%)
8,879,822		Calamos Government Money Market Fund - Class I Shares! Ω (Cost $8,879,822)	8,879,822

TOTAL INVESTMENTS (144.7%) (Cost $185,583,684)			190,063,012

LIABILITIES, LESS OTHER ASSETS (-44.7%)			(58,722,915)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$131,340,097

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-0.5%)
		Financials (-0.5%)
		iShares MSCI EAFE Index Fund#
2,560		Call, 12/20/08, Strike $74.00	(217,600)
1,850		Call, 09/20/08, Strike $72.00	(37,000)
1,050		Call, 12/20/08, Strike $69.00	(259,875)
490		Call, 12/20/08, Strike $73.00	(52,675)
		SPDR Trust Series 1#
575		Call, 09/20/08, Strike $142.00	(6,900)
235		Call, 09/20/08, Strike $135.00	(21,855)
180		Call, 12/20/08, Strike $140.00	(30,600)
180		Call, 12/20/08, Strike $136.00	(51,120)
125		Call, 09/20/08, Strike $140.00	(2,750)

			(680,375)

		TOTAL WRITTEN OPTIONS (Premium $1,836,933)	(680,375)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $5,436,794 or 4.1% of net assets applicable to common shareholders.
#	Non-income producing security.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total value of $17,791,705.
μ	Security, or portion of security, is held in a segregated account as collateral for a margin loan aggregating a total value of $154,652,699.
Ω	Investment in an affiliated fund. During the period from November 1, 2007, through July 31, 2008, the fund had net purchases of $6,927,363 and received $87,591 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $1,952,459 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Global Total Return Fund

COUNTRY ALLOCATION AS OF JULY 31, 2008
Country	% of Portfolio

United States	42.0%

United Kingdom	9.6%

Switzerland	8.3%

Japan	6.1%

Germany	5.1%

Australia	4.6%

Finland	2.6%

Bermuda	2.4%

Cayman Islands	2.0%

Brazil	2.0%

India	2.0%

Singapore	1.7%

Norway	1.7%

France	1.6%

Denmark	1.3%

Greece	1.3%

Portugal	1.1%

Israel	1.1%

Mexico	1.1%

Liberia	0.9%

Canada	0.8%

Belgium	0.7%

Total:	100.0%

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income.

Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis on July 31, 2008.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows:

Cost basis of investments	$185,864,469

Gross unrealized appreciation	17,110,590
Gross unrealized depreciation	(12,912,047)

Net unrealized appreciation (depreciation)	$4,198,543

NOTE 3 – FORWARD FOREIGN CURRENCY CONTRACTS

There were no open forward currency contracts at July 31, 2008.

NOTE 4 –	SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 – SECURITIES LENDING

The Fund may loan one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities loaned during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At July 31, 2008, the Fund had securities valued at $0 that were on loan to broker-dealers and banks and held $0 in cash or cash equivalent collateral.

NOTE 6 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2008

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Global Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2008

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2008